Interim Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 630	$ 1,734	$ 2,354	$ 3,304	$ 6,522
Adjustments required to reconcile net income to net cash provided by operating activities
Depreciation and amortization	2,496	2,142	4,887	4,294	9,280
Non cash stock-based compensation expenses	180	143	343	280	567
Provision for doubtful account	410	554	818	1,074	2,436
Deferred taxes	50	74	56	25	678
Discount accretion and premium amortization of available-for-sale securities, net	(51)	(66)	(145)	(136)	(226)
Income (loss) on sales of available-for- sale securities	5	(18)	20	(51)	(87)
Changes in liability in respect of employee severance payments and others	(144)	23	(684)	(25)	340
Changes in fair value of derivatives	120	(27)	(63)	108	110
Profit (loss) from trading securities, net	(19)	11	(20)	1	(50)
Change in contingent consideration in respect of acquisition	50		160
Changes in assets and liabilities:
Decrease (increase) in account receivable - trade	609	(799)	(3,562)	(1,391)	(1,028)
Increase in account receivable - other	(989)	(100)	(1,575)	(419)	(451)
Decrease (increase) in prepaid expenses	(383)	574	(308)	(169)	14
Decrease (increase) in long-term prepaid expenses	150	45	725	(101)	(880)
Increase in account payables	846	2,303	1,920	2,197	4,618
Increase (decrease) in deferred income	(1,727)	1,794	(699)	1,751	(542)
Net cash provided by operating activities	2,233	8,387	4,227	10,742	21,301
Cash flows from investing activities
Investment in fixed assets	(2,430)	(5,004)	(4,237)	(6,576)	(10,904)
Business combination					(7,875)
Decrease (increase) in short-term investments, net				1,339	1,339
Investments in securities available- for- sale	(1,479)	(1,043)	(2,644)	(2,257)	(3,912)
Decrease in trading securities, net	(2)		(42)		(358)
Proceeds from sale of fixed assets					7
Proceeds from securities available- for -sale	1,259	2,877	3,110	4,397	7,355
Net cash used in investing activities	(2,652)	(3,170)	(3,813)	(3,097)	(14,348)
Cash flows from financing activities
Dividend paid	(1,908)	(2,775)	(1,908)	(2,775)	(5,030)
Net cash used in financing activities	(1,908)	(2,775)	(1,908)	(2,775)	(5,030)
Translation adjustment on cash and cash equivalents	21		27		109
Increase (decrease) in cash and cash equivalents	(2,306)	2,442	(1,467)	4,870	2,032
Balance of cash and cash equivalents at beginning of period	15,004	14,561	14,165	12,133	12,133
Balance of cash and cash equivalents at end of period	12,698	17,003	12,698	17,003	14,165
A. Non-cash transactions
Investment in fixed assets		107		107	255
B. Supplementary cash flow information
Income taxes paid, net of refunds	416	362	938	847	1,755
C. Business combination
Working capital					(602)
Fixed assets					1,350
Customer relationship					6,154
Goodwill					6,385
Liability in respect of employee severance payments and others					(221)
Contingent consideration in respect of acquisition					(3,820)
Long term deferred taxes					(1,371)
Net cash paid					$ 7,875